Acquisitions and Divestitures - Additional Information (Detail) $ / shares in Units, shares in Millions, $ in Millions, $ in Billions				3 Months Ended		12 Months Ended
	Jan. 06, 2025 CAD ($)	Dec. 27, 2024 CAD ($) shares	Dec. 27, 2024 USD ($) $ / shares shares	Jan. 31, 2026 CAD ($)	Oct. 31, 2025 CAD ($)	Oct. 31, 2025 CAD ($)	Oct. 31, 2024 CAD ($)	Feb. 28, 2025 CAD ($)
Disclosure of detailed information about business combination [line items]
Impairment loss on goodwill						$ 0
Total Impairment Loss After Tax						1,342
Non Interest Income Credit						45
Total liabilities					$ 1,371,455	1,371,455	$ 1,327,951
Total assets					1,460,042	1,460,042	1,412,027
Impairment loss on intangible assets						0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax						176	(1)
Share of profit (loss) of associates and joint ventures accounted for using equity method						608	198
CrediScotia Financiera SA [Member]
Disclosure of detailed information about business combination [line items]
Total liabilities								$ 726
Colombia, Costa Rica and Panama [Member]
Disclosure of detailed information about business combination [line items]
Impairment loss on goodwill	$ 589
Gains (losses) on exchange differences on translation of foreign operations, net of tax						249
Total assets								$ 985
Reversal of impairment loss						1,422
Impairment loss on intangible assets	151
Impairment loss recognised in profit or loss, property, plant and equipment	$ 290
Proportion of ownership interest in common share	14.99%
Proportion of ownership interest in associate	20.00%
Percentage in the tier one ratio	0.0013
After tax impairment loss on disposal of business	$ 1,355
Impairment losses	$ 1,362
Colombia, Costa Rica and Panama [Member] | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about business combination [line items]
Total liabilities					22,000	22,000
Total assets					24,000	24,000
Other Segment [Member] | CrediScotia Financiera SA [Member]
Disclosure of detailed information about business combination [line items]
Share of profit (loss) of associates and joint ventures accounted for using equity method					12	102	$ 90
Other Segment [Member] | Colombia, Costa Rica and Panama [Member]
Disclosure of detailed information about business combination [line items]
Gains (losses) on exchange differences on translation of foreign operations, net of tax				$ 300
KeyCorp [member]
Disclosure of detailed information about business combination [line items]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax					111	338
Share of profit (loss) of associates and joint ventures accounted for using equity method					$ 117	$ 362
Carrying Amount of Investment In Associates		$ 4,100	$ 2.8
Additional investment recognized gain (loss) in non-interest income | $ / shares			$ 17.2
Cash and cash equivalents in subsidiary or businesses acquired or disposed		$ 4,100	$ 2.8
Number of Common Share Acquired for Ownership | shares		163	163
Par value per share | $ / shares			$ 17.17
Proportion of Initial Investment To Be Acquired In Associates			4.90%
Additional proportion of investment to be acquired in associates			10.00%
Proportion of ownership interest in associate		14.90%	14.90%
Percentage in the tier one ratio			0.0049
KeyCorp [member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate		14.90%	14.90%